Loans and Allowance for Credit Losses (Credit Quality Indicators of Loans and Year of Origination by Class) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Total	¥ 131,881,305	¥ 128,397,012
Commercial | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	36,144,399	36,089,439
Financing receivable, year 2	14,800,806	13,326,456
Financing receivable, year 3	9,780,316	7,110,866
Financing receivable, year 4	4,868,593	5,965,489
Financing receivable, year 5	4,571,927	4,197,181
Prior	9,808,543	9,777,389
Revolving loans amortized cost basis	26,976,735	27,367,612
Revolving Loans Converted to Term Loans Amortized Cost Basis	78,570	63,489
Total	107,029,889	103,897,921
Commercial | Domestic
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Total	61,669,333	57,498,290
Commercial | Domestic | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	24,117,429	20,392,832
Financing receivable, year 2	7,173,200	7,709,706
Financing receivable, year 3	6,154,487	4,897,276
Financing receivable, year 4	3,848,005	5,099,173
Financing receivable, year 5	4,060,428	3,195,961
Prior	7,912,621	7,915,170
Revolving loans amortized cost basis	8,272,309	8,175,676
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	61,538,479	57,385,794
Commercial | Domestic | Normal | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	23,928,261	20,168,687
Financing receivable, year 2	7,042,016	7,567,872
Financing receivable, year 3	6,052,900	4,700,171
Financing receivable, year 4	3,665,031	4,955,680
Financing receivable, year 5	3,962,275	3,058,292
Prior	7,288,161	7,289,232
Revolving loans amortized cost basis	8,073,197	7,918,471
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	60,011,841	55,658,405
Commercial | Domestic | Close Watch | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	128,827	212,521
Financing receivable, year 2	122,907	132,768
Financing receivable, year 3	90,760	182,359
Financing receivable, year 4	166,698	120,759
Financing receivable, year 5	78,351	91,961
Prior	529,207	524,833
Revolving loans amortized cost basis	184,168	242,574
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	1,300,918	1,507,775
Commercial | Domestic | Likely to become Bankrupt or Legally/Virtually Bankrupt | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	60,341	11,624
Financing receivable, year 2	8,277	9,066
Financing receivable, year 3	10,827	14,746
Financing receivable, year 4	16,276	22,734
Financing receivable, year 5	19,802	45,708
Prior	95,253	101,105
Revolving loans amortized cost basis	14,944	14,631
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	225,720	219,614
Commercial | Domestic | Gross charge-offs | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	1,371	2,478
Financing receivable, year 2	2,259	26,192
Financing receivable, year 3	2,078	1,379
Financing receivable, year 4	592	2,669
Financing receivable, year 5	261	9,904
Prior	3,140	8
Revolving loans amortized cost basis	907	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	10,608	42,630
Commercial | Foreign
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Total	46,247,819	47,353,215
Commercial | Foreign | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	12,026,970	15,696,607
Financing receivable, year 2	7,627,606	5,616,750
Financing receivable, year 3	3,625,829	2,213,590
Financing receivable, year 4	1,020,588	866,316
Financing receivable, year 5	511,499	1,001,220
Prior	1,895,922	1,862,219
Revolving loans amortized cost basis	18,704,426	19,191,936
Revolving Loans Converted to Term Loans Amortized Cost Basis	78,570	63,489
Total	45,491,410	46,512,127
Commercial | Foreign | Normal | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	11,839,879	15,305,350
Financing receivable, year 2	7,367,932	5,445,830
Financing receivable, year 3	3,465,137	2,166,976
Financing receivable, year 4	1,011,411	827,405
Financing receivable, year 5	480,256	877,978
Prior	1,732,371	1,680,485
Revolving loans amortized cost basis	18,474,590	18,889,310
Revolving Loans Converted to Term Loans Amortized Cost Basis	76,313	60,877
Total	44,447,889	45,254,211
Commercial | Foreign | Close Watch | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	154,312	330,450
Financing receivable, year 2	177,968	142,807
Financing receivable, year 3	137,788	41,638
Financing receivable, year 4	9,177	23,625
Financing receivable, year 5	19,982	110,527
Prior	114,575	129,927
Revolving loans amortized cost basis	213,896	269,944
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	827,698	1,048,918
Commercial | Foreign | Likely to become Bankrupt or Legally/Virtually Bankrupt | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	32,779	60,807
Financing receivable, year 2	81,706	28,113
Financing receivable, year 3	22,904	4,976
Financing receivable, year 4	0	15,286
Financing receivable, year 5	11,261	12,715
Prior	48,976	51,807
Revolving loans amortized cost basis	15,940	32,682
Revolving Loans Converted to Term Loans Amortized Cost Basis	2,257	2,612
Total	215,823	208,998
Commercial | Foreign | Gross charge-offs | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	2,151	9,301
Financing receivable, year 2	8,622	8,575
Financing receivable, year 3	11,010	1,057
Financing receivable, year 4	2,855	794
Financing receivable, year 5	336	174
Prior	6,872	130
Revolving loans amortized cost basis	13,460	10,131
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	45,306	30,162
Residential
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Total	12,561,780	12,497,378
Residential | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	1,124,971	668,170
Financing receivable, year 2	636,238	659,156
Financing receivable, year 3	625,599	714,292
Financing receivable, year 4	672,243	573,679
Financing receivable, year 5	537,121	864,058
Prior	8,947,802	8,997,473
Revolving loans amortized cost basis	17,806	20,550
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	12,561,780	12,497,378
Residential | Gross charge-offs | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	0	0
Financing receivable, year 2	0	0
Financing receivable, year 3	5	2
Financing receivable, year 4	43	6
Financing receivable, year 5	10	28
Prior	576	1,253
Revolving loans amortized cost basis	1	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	635	1,289
Residential | Accrual | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	1,124,734	668,118
Financing receivable, year 2	636,136	658,831
Financing receivable, year 3	625,164	714,154
Financing receivable, year 4	672,068	573,444
Financing receivable, year 5	536,861	863,432
Prior	8,914,948	8,959,995
Revolving loans amortized cost basis	16,419	18,891
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	12,526,330	12,456,865
Residential | Nonaccrual | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	237	52
Financing receivable, year 2	102	325
Financing receivable, year 3	435	138
Financing receivable, year 4	175	235
Financing receivable, year 5	260	626
Prior	32,854	37,478
Revolving loans amortized cost basis	1,387	1,659
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	35,450	40,513
Card
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Total	498,773	484,850
Card | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	38	21
Financing receivable, year 2	179	181
Financing receivable, year 3	270	224
Financing receivable, year 4	310	269
Financing receivable, year 5	279	207
Prior	703	638
Revolving loans amortized cost basis	416,238	409,416
Revolving Loans Converted to Term Loans Amortized Cost Basis	80,756	73,894
Total	498,773	484,850
Card | Gross charge-offs | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	3	18
Financing receivable, year 2	52	63
Financing receivable, year 3	112	100
Financing receivable, year 4	93	112
Financing receivable, year 5	70	97
Prior	152	117
Revolving loans amortized cost basis	9,249	9,712
Revolving Loans Converted to Term Loans Amortized Cost Basis	12,271	10,801
Total	22,002	21,020
Card | Accrual | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	1	0
Financing receivable, year 2	3	10
Financing receivable, year 3	7	7
Financing receivable, year 4	15	7
Financing receivable, year 5	6	9
Prior	33	34
Revolving loans amortized cost basis	403,628	396,746
Revolving Loans Converted to Term Loans Amortized Cost Basis	17,546	15,483
Total	421,239	412,296
Card | Nonaccrual | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	37	21
Financing receivable, year 2	176	171
Financing receivable, year 3	263	217
Financing receivable, year 4	295	262
Financing receivable, year 5	273	198
Prior	670	604
Revolving loans amortized cost basis	12,610	12,670
Revolving Loans Converted to Term Loans Amortized Cost Basis	63,210	58,411
Total	77,534	72,554
Krungsri
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Total	8,846,908	8,805,112
Krungsri | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	1,688,668	2,133,219
Financing receivable, year 2	1,487,981	1,481,834
Financing receivable, year 3	1,002,889	811,883
Financing receivable, year 4	546,198	401,052
Financing receivable, year 5	239,302	431,766
Prior	904,667	768,770
Revolving loans amortized cost basis	2,955,217	2,741,676
Revolving Loans Converted to Term Loans Amortized Cost Basis	21,986	16,982
Total	8,846,908	8,787,182
Krungsri | Gross charge-offs | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	5,970	8,765
Financing receivable, year 2	53,874	55,828
Financing receivable, year 3	50,589	34,544
Financing receivable, year 4	21,359	12,995
Financing receivable, year 5	7,095	15,439
Prior	23,135	19,729
Revolving loans amortized cost basis	32,294	30,709
Revolving Loans Converted to Term Loans Amortized Cost Basis	5,327	2,632
Total	199,643	180,641
Krungsri | Performing | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	1,507,924	1,986,177
Financing receivable, year 2	1,325,246	1,319,372
Financing receivable, year 3	855,947	685,123
Financing receivable, year 4	442,848	337,985
Financing receivable, year 5	193,714	330,511
Prior	651,811	578,608
Revolving loans amortized cost basis	2,698,374	2,578,069
Revolving Loans Converted to Term Loans Amortized Cost Basis	7	0
Total	7,675,871	7,815,845
Krungsri | Under-Performing | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	147,612	110,487
Financing receivable, year 2	115,002	108,846
Financing receivable, year 3	102,598	86,273
Financing receivable, year 4	66,928	49,140
Financing receivable, year 5	31,663	80,033
Prior	173,199	141,150
Revolving loans amortized cost basis	206,398	136,897
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	843,400	712,826
Krungsri | Non-Performing | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	33,132	36,555
Financing receivable, year 2	47,733	53,616
Financing receivable, year 3	44,344	40,487
Financing receivable, year 4	36,422	13,927
Financing receivable, year 5	13,925	21,222
Prior	79,657	49,012
Revolving loans amortized cost basis	50,445	26,710
Revolving Loans Converted to Term Loans Amortized Cost Basis	21,979	16,982
Total	327,637	258,511
Other
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Total	2,056,692	1,758,167
Other | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	795,726	749,054
Financing receivable, year 2	385,741	296,723
Financing receivable, year 3	162,365	94,173
Financing receivable, year 4	38,968	45,408
Financing receivable, year 5	34,651	26,103
Prior	91,677	87,724
Revolving loans amortized cost basis	547,564	458,982
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	2,056,692	1,758,167
Other | Gross charge-offs | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	6,492	4,815
Financing receivable, year 2	30,173	15,962
Financing receivable, year 3	9,590	6,212
Financing receivable, year 4	2,623	1,810
Financing receivable, year 5	383	785
Prior	3,075	3,036
Revolving loans amortized cost basis	6,621	6,013
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	58,957	38,633
Other | Accrual | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	790,753	743,600
Financing receivable, year 2	378,532	291,516
Financing receivable, year 3	159,835	92,176
Financing receivable, year 4	38,006	44,523
Financing receivable, year 5	33,940	24,642
Prior	86,122	82,574
Revolving loans amortized cost basis	537,014	445,355
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	2,024,202	1,724,386
Other | Nonaccrual | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	4,973	5,454
Financing receivable, year 2	7,209	5,207
Financing receivable, year 3	2,530	1,997
Financing receivable, year 4	962	885
Financing receivable, year 5	711	1,461
Prior	5,555	5,150
Revolving loans amortized cost basis	10,550	13,627
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	¥ 32,490	¥ 33,781